Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
The carrying amounts of intangible assets are as follows:

	As at
	December 31, 2023 $	December 31, 2022 $
Customer relationships At cost of $5.7 million, less accumulated amortization of $5.0 million (2022 - cost of $5.7 million, less accumulated amortization of $4.6 million) (1)	658	1,051
	658	1,051
1.The customer relationships are being amortized over a weighted average amortization period of 10 years. Amortization expense of intangible assets for the year ended December 31, 2023 was $0.4 million (2022 – $0.4 million, 2021 – $0.5 million). Amortization of intangible assets for the remaining two years following 2023 is expected to be $0.4 million (2024) and $0.3 million (2025).